UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750

Signature, Place and Date of Signing:

/s/ Richard E. Carlson           Hockessin, DE                May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     --------------------            -----------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $56,529
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                     BRANDYWINE TRUST COMPANY
                                                          AS OF 3/31/2006
                             Title                     Value    Shrs or  Sh/  Invstmt  Other     Voting Authority
      Name of Issuer         of Class       CUSIP     (x$1000)  Prn Amt  Prn  Discrtn  Mangrs  Sole     Shared  None
      --------------         --------       -----      -------  -------  ---  -------  ------  ----     ------  ----
3M CO                             COM       88579Y101     932    12,319  SH    Sole    None     12,319     0      0
ABBOTT LABS                       COM       002824100   2,359    55,540  SH    Sole    None     55,540     0      0
AMERICAN INTL GROUP INC           COM       026874107     313     4,740  SH    Sole    None      4,740     0      0
AMGEN INC                         COM       031162100     688     9,459  SH    Sole    None      9,459     0      0
ANHEUSER BUSCH COS INC            COM       035229103   1,006    23,514  SH    Sole    None     23,514     0      0
BANK OF AMERICA CORPORATION       COM       060505104     294     6,450  SH    Sole    None      6,450     0      0
BERKSHIRE HATHAWAY INC DEL       CL B       084670207     250        83  SH    Sole    None         83     0      0
BP PLC                       SPONSORED ADR  055622104     563     8,165  SH    Sole    None      8,165     0      0
BROWN & BROWN INC                 COM       115236101     235     7,090  SH    Sole    None      7,090     0      0
CAMPBELL SOUP CO                  COM       134429109   6,860   211,714  SH    Sole    None    211,714     0      0
CENDANT CORP                      COM       151313103     195    11,240  SH    Sole    None     11,240     0      0
CHEVRON CORP NEW                  COM       166764100     938    16,183  SH    Sole    None     16,183     0      0
CISCO SYS INC                     COM       17275R102     312    14,401  SH    Sole    None     14,401     0      0
CITIGROUP INC                     COM       172967101     284     6,020  SH    Sole    None      6,020     0      0
COMCAST CORP NEW                 CL A       20030N101   1,566    59,868  SH    Sole    None     59,868     0      0
COMCAST CORP NEW               CL A SPL     20030N200     302    11,548  SH    Sole    None     11,548     0      0
CONOCOPHILLIPS                    COM       20825C104     458     7,257  SH    Sole    None      7,257     0      0
CVS CORP                          COM       126650100     242     8,106  SH    Sole    None      8,106     0      0
DEVON ENERGY CORP NEW             COM       25179M103     252     4,120  SH    Sole    None      4,120     0      0
EDUCATION MGMT CORP               COM       28139T101     205     4,938  SH    Sole    None      4,938     0      0
EPIX PHARMACEUTICALS INC          COM       26881Q101     154    44,000  SH    Sole    None     44,000     0      0
EXELON CORP                       COM       30161N101     209     3,950  SH    Sole    None      3,950     0      0
EXXON MOBIL CORP                  COM       30231G102  12,286   201,874  SH    Sole    None    201,874     0      0
FISHER SCIENTIFIC INTL INC      COM NEW     338032204     293     4,300  SH    Sole    None      4,300     0      0
GENERAL ELECTRIC CO               COM       369604103   4,958   142,551  SH    Sole    None    142,551     0      0
IMCLONE SYS INC                   COM       45245W109     340    10,000  SH    Sole    None     10,000     0      0
J P MORGAN CHASE & CO             COM       46625H100   5,091   122,254  SH    Sole    None    122,254     0      0
MAXIM INTEGRATED PRODS INC        COM       57772K101     792    21,328  SH    Sole    None     21,328     0      0
MERCK & CO INC                    COM       589331107     444    12,605  SH    Sole    None     12,605     0      0
MEREDITH CORP                     COM       589433101     226     4,055  SH    Sole    None      4,055     0      0
MORGAN STANLEY                  COM NEW     617446448     259     4,120  SH    Sole    None      4,120     0      0
NORTEL NETWORKS CORP NEW          COM       656568102      61    19,979  SH    Sole    None     19,979     0      0
O REILLY AUTOMOTIVE INC           COM       686091109     255     6,980  SH    Sole    None      6,980     0      0
ORACLE CORP                       COM       68389X105   1,136    82,991  SH    Sole    None     82,991     0      0
PITNEY BOWES INC                  COM       724479100     229     5,340  SH    Sole    None      5,340     0      0
SPRINT NEXTEL CORP              COM FON     852061100     281    10,892  SH    Sole    None     10,892     0      0
SUN MICROSYSTEMS INC              COM       866810104     168    32,770  SH    Sole    None     32,770     0      0
TIME WARNER INC                   COM       887317105     290    17,270  SH    Sole    None     17,270     0      0
UNITED TECHNOLOGIES CORP          COM       913017109     205     3,540  SH    Sole    None      3,540     0      0
VODAFONE GROUP PLC NEW       SPONSORED ADR  92857W100     288    13,759  SH    Sole    None     13,759     0      0
WASHINGTON MUT INC                COM       939322103     256     6,010  SH    Sole    None      6,010     0      0
WELLS FARGO & CO NEW              COM       949746101   9,850   154,225  SH    Sole    None    154,225     0      0
XEROX CORP                        COM       984121103     201    13,250  SH    Sole    None     13,250     0      0

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